Fair Value Measurements - Summary of Financial Instruments Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Cash equivalents				$ 173,984,000
Marketable securities	$ 40,686,000	$ 38,067,000
Marketable securities	2,638,000	13,038,000
Fair Value, Recurring [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Financial assets	112,899,000	143,407,000		173,984,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Financial assets	81,457,000	104,267,000		173,984,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Financial assets	31,442,000	39,140,000
Fair Value, Recurring [Member] | Money Market Funds [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Financial assets	9,806,000	35,089,000		126,405,000
Fair Value, Recurring [Member] | Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Financial assets	9,806,000	$ 35,089,000		$ 126,405,000
Tyme Technologies, Inc. and Subsidiaries [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Cash equivalents	3,409,178
Marketable securities	60,611,961
Marketable securities	9,080,671
Tyme Technologies, Inc. and Subsidiaries [Member] | Fair Value, Recurring [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Financial assets	73,101,810
Warrant liability	124,480		$ 1,931,921
Tyme Technologies, Inc. and Subsidiaries [Member] | Fair Value, Recurring [Member] | Municipal Bonds [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Marketable securities	34,416,936
Marketable securities	2,787,656
Tyme Technologies, Inc. and Subsidiaries [Member] | Fair Value, Recurring [Member] | Corporate Bond Securities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Marketable securities	26,195,025
Marketable securities	6,293,015
Tyme Technologies, Inc. and Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Financial assets	3,409,178
Tyme Technologies, Inc. and Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Financial assets	69,692,632
Tyme Technologies, Inc. and Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Municipal Bonds [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Marketable securities	34,416,936
Marketable securities	2,787,656
Tyme Technologies, Inc. and Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Corporate Bond Securities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Marketable securities	26,195,025
Marketable securities	6,293,015
Tyme Technologies, Inc. and Subsidiaries [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability	124,480		$ 1,931,921
Tyme Technologies, Inc. and Subsidiaries [Member] | Fair Value, Recurring [Member] | Money Market Funds [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Cash equivalents	3,409,178
Tyme Technologies, Inc. and Subsidiaries [Member] | Fair Value, Recurring [Member] | Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Cash equivalents	$ 3,409,178